SHORT-TERM AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM AND LONG-TERM INVESTMENTS
NOTE 3:-	SHORT-TERM AND LONG-TERM INVESTMENTS

Short-term and long-term investments include marketable securities in the amount of $129,013 and $462,298 as of December 31, 2016 and 2015, respectively and short-term bank deposits in the amounts of $0 and $40,146 as of December 31, 2016 and 2015, respectively.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2016 and 2015:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Level 2:
Corporate debentures	$122,335	$452,556	$91	$267	$225	$2,338	$122,201	$450,485
U.S. Agencies	-	4,999	-	3		2	-	5,000
U.S. Treasuries	7,008	7,010	-	-	196	197	6,812	6,813

	$129,343	$464,565	$91	$270	$421	$2,537	$129,013	$462,298

The scheduled maturities of available-for-sale marketable securities as of December 31, 2016 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	30,292	30,287
Due after one year through five years	99,051	98,726

	129,343	129,013

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2016 and 2015 were as indicated in the following tables:

	December 31, 2016
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$19,444	$(137)	$56,799	$(88)	$76,243	$(225)
U.S. treasuries	-	-	6,812	(196)	6,812	(196)

	$19,444	$(137)	$63,611	$(284)	$83,055	$(421)

	December 31, 2015
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$242,545	$(1,750)	$113,581	$(588)	$356,126	$(2,338)
U.S. agencies	1,997	(3)	-	-	1,997	(3)
U.S. treasuries	-	-	6,813	(196)	6,813	(196)

	$244,542	$(1,753)	$120,394	$(784)	$364,936	$(2,537)